Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 14, 2017	Jul. 28, 2017	Apr. 10, 2017	Oct. 31, 2014	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000144189 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 13,137	$ 11,648	$ 10,891	$ 13,594	$ 12,911	$ 12,616		$ 11,330	$ 11,652	$ 11,086	$ 10,099
C000189713 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,328	11,727	10,388	9,692	12,075	11,468	11,195		10,043
C000189714 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,333	11,799	10,441	9,742	12,128	11,506	11,220		10,057
C000144191 [Member]
Account Value [Line Items]
Accumulated Value				9,550			12,236	10,874	10,192	12,754	12,143	11,895		10,709	11,052	10,541	9,617
C000144192 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,898	10,650	10,055	12,675	12,157	12,010		10,892	11,316	10,873	9,993
C000144193 [Member]
Account Value [Line Items]
Accumulated Value				10,000			12,495	11,145	10,459	13,121	12,535	12,309		11,109	11,483	10,979	10,041
C000144190 [Member]
Account Value [Line Items]
Accumulated Value				10,000			13,404	11,861	11,068	13,792	13,074	12,748		11,423	11,722	11,130	10,120
C000144194 [Member]
Account Value [Line Items]
Accumulated Value				10,000			13,465	11,923	11,107	13,834	13,105	12,774		11,443	11,751	11,152	10,125
C000194401 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000						12,081	10,614	9,830	12,140	11,431	11,063	$ 9,841
C000109545 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,516	10,486	10,482	12,196	12,125	11,892		10,776	10,921	10,683	10,202
C000189710 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,237	10,870	9,893	9,880	11,479	11,399	11,175		10,118
C000189711 [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,247	10,967	9,964	9,941	11,547	11,455	11,214		10,135
C000109547 [Member]
Account Value [Line Items]
Accumulated Value				9,550			10,722	9,786	9,819	11,440	11,406	11,217		10,186	10,351	10,160	9,718
C000109548 [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,415	9,576	9,674	11,366	11,421	11,311		10,351	10,592	10,473	10,098
C000109549 [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,957	10,025	10,073	11,777	11,765	11,600		10,568	10,756	10,584	10,150
C000109546 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,734	10,659	10,646	12,356	12,258	11,999		10,854	10,978	10,718	10,209
C000131612 [Member]
Account Value [Line Items]
Accumulated Value				10,000			11,795	10,710	10,692	12,403	12,297	12,029		10,874	10,993	10,738	10,217
C000194400 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,117		11,288	10,185	10,113	11,664	11,509	11,196		10,067
JP Morgan EMBI Global Diversified [Member]
Account Value [Line Items]
Accumulated Value				10,000			13,340	11,289	10,418	13,742	13,161	13,034		11,398	11,921	11,213	10,039
JP Morgan GBI-EM Global Diversified [Member]
Account Value [Line Items]
Accumulated Value				10,000			9,942	9,141	8,054	10,102	10,018	10,415		9,010	9,645	9,169	8,258
JP Morgan EMBI Global Diversified (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,497	11,746	9,940	9,173	12,100	11,588	11,476		10,036
JP Morgan GBI-EM Global Diversified (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,486	10,809	9,939	8,756	10,983	10,892	11,323		9,796
JP Morgan EMBI Global Diversified (Inception Date 11/14/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000						11,287	9,552	8,815	11,627	11,136	11,027	9,644
JP Morgan GBI-EM Global Diversified (Inception Date 11/14/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000						10,382	9,546	8,410	10,549	10,461	10,876	9,409
Bloomberg Global Aggregate Bond (USD, Hedged) [Member]
Account Value [Line Items]
Accumulated Value				10,000			12,328	11,216	11,026	12,548	12,652	12,128		10,958	10,936	10,803	10,272
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			10,000			10,189	11,486	10,449	10,273	11,690	11,787	11,299		10,209
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 7/28/2017) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,089		11,373	10,347	10,172	11,575	11,672	11,188		10,109
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			11,580	10,212	9,205	11,836	11,532	11,694		10,166	$ 10,747	$ 10,159	$ 9,113
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,493	11,306	9,970	8,988	11,556	11,259	11,418		$ 9,926
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified (Inception Date 11/14/2017) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 10,860	$ 9,577	$ 8,633	$ 11,100	$ 10,815	$ 10,968	$ 9,534